IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions		Oct. 31, 2025		Oct. 31, 2024		Oct. 31, 2023
Assets
Cash and non-interest-bearing deposits with banks		$ 12,379	[1]	$ 8,565	[1]	$ 20,816
Interest-bearing deposits with banks		31,624		39,499
Securities		283,235		254,345
Cash collateral on securities borrowed		21,697		17,028
Securities purchased under resale agreements		86,695		83,721
Loans
Residential mortgages		287,033		280,672
Personal		47,866		46,681
Credit card		21,581		20,551
Business and government	[2]	237,416		214,305
Allowance for credit losses		(4,392)		(3,917)
Derivative instruments		38,352		36,435
Other assets		53,452
Total assets		1,116,938		1,041,985
Liabilities
Deposits		808,124		764,857
Obligations related to securities sold short		24,244		21,642
Cash collateral on securities lent		6,031		7,997
Obligations related to securities sold under repurchase agreements		130,042		110,153
Derivative instruments		41,411		40,654
Other liabilities		34,854
Subordinated indebtedness		7,819		7,465
Equity		64,413		59,007
Total liabilities and equities		1,116,938		1,041,985
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks		12,379
Interest-bearing deposits with banks		31,624
Securities		15,132
Cash collateral on securities borrowed		21,697
Securities purchased under resale agreements		48,191
Loans
Residential mortgages		5,570
Personal		1,082
Credit card		453
Business and government		5,092
Derivative instruments		1,112
Total assets		142,332		130,008
Liabilities
Deposits		43,722
Obligations related to securities sold short		24,244
Cash collateral on securities lent		6,031
Obligations related to securities sold under repurchase agreements		91,742
Derivative instruments		2,924
Other liabilities		21
Total liabilities and equities		168,684		188,502
Later than one months and not later than three months [member]
Assets
Securities		7,574
Securities purchased under resale agreements		16,407
Loans
Residential mortgages		11,306
Personal		439
Credit card		906
Business and government		9,057
Derivative instruments		7,349
Total assets		53,038		45,680
Liabilities
Deposits		36,883
Obligations related to securities sold under repurchase agreements		32,572
Derivative instruments		7,635
Other liabilities		43
Total liabilities and equities		77,133		48,833
3 - 6 months [member]
Assets
Securities		6,635
Securities purchased under resale agreements		11,948
Loans
Residential mortgages		22,139
Personal		960
Credit card		1,360
Business and government		13,280
Derivative instruments		3,399
Total assets		59,721		57,993
Liabilities
Deposits		61,945
Obligations related to securities sold under repurchase agreements		1,060
Derivative instruments		4,157
Other liabilities		66
Total liabilities and equities		67,228		75,616
6 - 9 months [Member]
Assets
Securities		6,602
Securities purchased under resale agreements		4,711
Loans
Residential mortgages		18,681
Personal		725
Credit card		1,360
Business and government		17,994
Derivative instruments		2,167
Total assets		52,240		52,094
Liabilities
Deposits		54,413
Obligations related to securities sold under repurchase agreements		734
Derivative instruments		3,136
Other liabilities		70
Total liabilities and equities		58,353		49,168
9 - 12 months [Member]
Assets
Securities		6,755
Securities purchased under resale agreements		1,085
Loans
Residential mortgages		30,614
Personal		627
Credit card		1,360
Business and government		13,736
Derivative instruments		1,829
Total assets		56,006		61,184
Liabilities
Deposits		47,718
Obligations related to securities sold under repurchase agreements		934
Derivative instruments		2,333
Other liabilities		69
Total liabilities and equities		51,054		46,158
1 - 2 years [member]
Assets
Securities		34,882
Securities purchased under resale agreements		4,322
Loans
Residential mortgages		84,232
Personal		705
Credit card		5,438
Business and government		55,665
Derivative instruments		7,110
Total assets		192,354		186,218
Liabilities
Deposits		48,626
Derivative instruments		6,625
Other liabilities		270
Total liabilities and equities		55,521		55,388
2 - 5 years [member]
Assets
Securities		73,820
Securities purchased under resale agreements		31
Loans
Residential mortgages		104,412
Personal		5,004
Credit card		10,704
Business and government		87,796
Derivative instruments		8,807
Total assets		290,574		260,975
Liabilities
Deposits		70,730
Obligations related to securities sold under repurchase agreements		3,000
Derivative instruments		4,787
Other liabilities		633
Subordinated indebtedness		33
Total liabilities and equities		79,183		73,705
Over 5 years [member]
Assets
Securities		55,038
Loans
Residential mortgages		10,079
Personal		5,941
Business and government		22,994
Derivative instruments		6,579
Total assets		100,631		101,546
Liabilities
Deposits		27,856
Derivative instruments		9,814
Other liabilities		808
Subordinated indebtedness		7,786
Total liabilities and equities		46,264		39,445
No specific maturity [member]
Assets
Securities		76,797
Loans
Personal		32,383
Business and government		11,802
Allowance for credit losses		(4,392)
Other assets		53,452
Total assets		170,042		146,287
Liabilities
Deposits		416,231
Other liabilities		32,874
Equity		64,413
Total liabilities and equities		$ 513,518		$ 465,170

[1]	Includes restricted cash of $579 million (2024: $466 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Includes customers’ liability under acceptances of $10 million (2024: $6 million) in business and government loans and acceptances of $10 million (2024: $6 million) in other liabilities. Prior year amounts have been revised to conform to the presentation adopted in 2025.